Financial risk management, Loans receivable from a joint venture measured at Level 3 fair value (Details) - FVTPL [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans receivable from a joint venture measured at FVTPL [Abstract]
Opening balance	$ 0	$ 0	$ 0
Issuance of convertible loan notes to a joint venture	7,046	0	0
Closing balance	$ 7,046	$ 0	$ 0